Form N-1A Cover	Dec. 22, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	T. Rowe Price QM U.S. Bond Index Fund, Inc.
Entity Central Index Key	0001120924
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 22, 2025
Prospectus Date	Jan. 01, 2026